Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Taxes

Israel and foreign components of income (loss) from continuing operations, before income taxes consisted of:

	Year ended December 31
	2024	2023
Israel - Domestic	$(30,447)	$(65,124)
Foreign	(22,673)	(13,960)
Total	$(53,120)	$(79,084)

Schedule of Tax Rate Reconciliation

Income tax expense attributable to income from continuing operations was 62 and 183 for the years ended on December 31, 2024 and 2023, respectively, and differed from the amounts computed by applying an Israeli Statutory income tax rate of 23%, to pretax income from continuing operations, mainly as a result of changes in valuation allowance of $14,405 and $9,577 respectively, as well as nondeductible expenses.

	Year ended December 31
	2024	2023
Loss before income taxes	$(53,120)	$(79,084)
Statutory tax rate	23%	23%
Computed “expected” tax income	(12,218)	(18,189)
Exchange rate differences	(1,094)	925
Non-deductible stock compensation and revaluation of financial assets	873	8,260
Effect of other non-deductible differences	(734)	(134)
Change in valuation allowance	14,405	9,577
Net Operating Loss True-up	(705)	-
Subsidiaries tax rate differences	(465)	(256)
Reported taxes on income	$62	$183

Schedule of Deferred Taxes Assets	Significant components of the Company’s deferred tax assets are as follows:
	December 31
	2024	2023
Deferred tax assets
Operating loss carryforwards	$40,392	$32,044
Research and development	4,011	3,591
Accrued vacation and convalescence	152	220
Lease liability	433	507
Accrued expenses	-	224
Phantom warrants	43	643
Bonus	-	43
Issuance expenses	1,329	-
Interest expense	3,528	-
Credit loss allowance	87	76
Other	338	304
Total deferred tax assets	$50,313	$37,652

Deferred tax liabilities
RFI Assets	(417)	(130)
Intangible assets	(3,918)	(4,904)
Facility agreement	-	(385)
Intercompany balance write-off	(1,038)	(1,103)
Right of use asset	(471)	(837)
Other	-	(229)
Total deferred tax liabilities	$(5,844)	$(7,588)

Valuation allowance	$(44,469)	$(30,064)

Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of the Beginning and Ending Valuation Allowance

The following table presents a reconciliation of the beginning and ending valuation allowance:

Balance as of December 31, 2021	$(20,487)
Additions	(9,577)
Balance as of December 31, 2023	$(30,064)
Additions	(14,405)
Balance as of December 31, 2024	$(44,469)